Taxes (Tables)	12 Months Ended
Sep. 30, 2025
Taxes
Schedule of effective tax rates
	For the Years Ended September 30,
	2025	2024	2023
Statutory PRC income tax rate	25.0%	25.0%	25.0%
Effect of income tax exemption (a)	0.8%	(18.2)%	(40.9)%
Favorable tax rate impact (a)	-	-	13.3%
Permanent difference	0.9%	32.3%	0.0%
Effect of disposal of subsidiaries	(0.5)%	-	-
Changes of deferred tax assets valuation allowances	(25.0)%	(9.3)%	(5.8)%
Non-PRC entities not subject PRC income tax	(1.2)%	(29.8)%	19.4%
Total	0.0%	0.01%	11.0%

Schedule of provision for income tax
	For the Years Ended September 30,
	2025	2024	2023
Current income tax expenses	$42	$264	$148,893
Deferred income tax expenses	-	-	164,600
Total	$42	$264	$313,493

Schedule of components of deferred tax assets and liabilities
	As of	As of
	September 30,	September 30,
	2025	2024
Net operating loss (“NOL”) carry forward	$347,923	$504,051
Allowance for inventory	-	3,299
Allowance for credit losses	11,250,097	75,729
Allowance for long-term investments	57,881	58,717
Valuation allowance	(11,655,901)	(641,796)
Total	-	-